Employee Benefits - Change in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United Kingdom
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 32,016	$ 27,297
Expected return on plan assets	1,214	574	$ 624
Actual return on plan assets	2,092	3,504
Employer contributions	109	148
Plan participants' contributions	22	24
Benefits paid	(724)	(177)
Foreign currency exchange rate changes	1,097	1,220
Fair value of plan assets at end of year	34,612	32,016	27,297
Switzerland
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	6,014	4,707
Expected return on plan assets	21	35	41
Actual return on plan assets	519	1,114
Scheme contributions	105	89
Plan participants' contributions	81	67
Transferred balances/ (benefits paid)	245	(72)
Foreign currency exchange rate changes	616	74
Fair value of plan assets at end of year	$ 7,601	$ 6,014	$ 4,707